UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21918

                        Oppenheimer Absolute Return Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 11/30/2008

ITEM 1. REPORTS TO STOCKHOLDERS.


NOVEMBER 30, 2008

Oppenheimer Absolute Return Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

     An Interview with Your Fund's Manager

     Listing of Top Holdings

SEMIANNUAL REPORT

     Listing of Investments

     Financial Statements

                                   (GRAPHIC)

                                                      (OPPENHEIMERFUNDS(R) LOGO)
                                                      The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

TOP TEN COMMON STOCK INDUSTRIES

Oil, Gas & Consumable Fuels              4.0%
Diversified Telecommunication Services   2.1
Commercial Banks                         2.0
Multi-Utilities                          2.0
Insurance                                1.8
Pharmaceuticals                          1.6
Electric Utilities                       1.2
Tobacco                                  1.1
Media                                    1.1
Real Estate Investment Trusts            1.1

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS

Softbank Corp.                           0.3%
Kirin Holdings Co. Ltd.                  0.3
Scor Se                                  0.3
Brasil Telecom Participacoes SA          0.3
Windstream Corp.                         0.3
Frontier Communications Corp.            0.3
CenterPoint Energy, Inc.                 0.3
Nippon Yusen Kabushiki Kaisha            0.3
Rakuten, Inc.                            0.3
Apollo Group, Inc., Cl. A                0.3

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2008, and are based on net assets.


                      8 | OPPENHEIMER ABSOLUTE RETURN FUND

PORTFOLIO ALLOCATION

                                  (PIE CHART)

Stocks               31.9%
Investment Company   27.5
Cash Equivalents     26.8
Event-Linked Bonds   11.3
Bonds and Notes       2.5

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2008, and are based on the total market value of investments.




                      9 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, OR CALLING US AT 1.800.525.7048. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were incepted on 3/5/07. Class A returns include the current maximum initial sales charge of 5.75%.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      10 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs


                      11 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES Continued

only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING      ENDING         EXPENSES
                               ACCOUNT       ACCOUNT       PAID DURING
                                VALUE         VALUE      6 MONTHS ENDED
                               JUNE 1,    NOVEMBER 30,    NOVEMBER 30,
ACTUAL                           2008         2008            2008
------                        ---------   ------------   --------------
Class A                       $1,000.00    $  958.40          $6.26

HYPOTHETICAL
(5% return before expenses)
---------------------------
Class A                        1,000.00     1,018.70           6.45

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended November 30, 2008 is as follows:

          EXPENSE
CLASS      RATIO
-----     -------
Class A    1.27%

The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                      12 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS November 30, 2008 / Unaudited

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--30.2%
CONSUMER DISCRETIONARY--3.3%
AUTOMOBILES--0.6%
Mitsubishi Motors Corp.(1)                              35,000   $        48,957
Renault SA                                               1,590            35,123
Volkswagen AG                                               81            28,889
                                                                 ---------------
                                                                         112,969
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Apollo Group, Inc., Cl. A(1)                               701            53,865
HOTELS, RESTAURANTS & LEISURE--0.2%
McDonald's Corp.                                           842            49,468
HOUSEHOLD DURABLES--0.4%
LG Electronics, Inc.                                       654            35,163
Sony Corp.                                               2,100            40,756
                                                                 ---------------
                                                                          75,919
                                                                 ---------------
INTERNET & CATALOG RETAIL--0.5%
DeNA Co. Ltd                                                21            52,286
Rakuten, Inc.                                               99            54,073
                                                                 ---------------
                                                                         106,359
                                                                 ---------------
MEDIA--1.1%
Interpublic Group of Cos., Inc. (The)(1)                 9,393            38,417
M6 Metropole Television                                  3,100            52,157
PagesJaunes Groupe SA                                    5,129            47,170
ProSieben Sat.1 Media AG                                15,536            33,612
Yellow Pages Income Fund                                 6,764            41,177
                                                                 ---------------
                                                                         212,533
                                                                 ---------------
MULTILINE RETAIL--0.2%
Family Dollar Stores, Inc.                               1,812            50,337
CONSUMER STAPLES--3.1%
BEVERAGES--0.8%
Kirin Holdings Co. Ltd.                                  5,000            60,584
Lion Nathan Ltd.                                         8,300            47,393
Sapporo Holdings Ltd.                                    9,000            52,454
                                                                 ---------------
                                                                         160,431
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
FOOD PRODUCTS--0.7%
General Mills, Inc.                                        720   $        45,482
Tate & Lyle plc                                          8,230            49,582
Toyo Suisan Kaisha Ltd.                                  1,700            39,667
                                                                 ---------------
                                                                         134,731
                                                                 ---------------
PERSONAL PRODUCTS--0.5%
Amorepacific Corp.                                         111            47,982
Natura Cosmeticos SA                                     5,833            52,891
                                                                 ---------------
                                                                         100,873
                                                                 ---------------
TOBACCO--1.1%
Altria Group, Inc.                                       2,540            40,843
British American Tobacco plc                             1,780            46,647
KT&G Corp.(1)                                              766            42,445
Lorillard, Inc.                                            740            44,718
Reynolds American, Inc.                                    996            40,916
                                                                 ---------------
                                                                         215,569
                                                                 ---------------
ENERGY--4.2%
ENERGY EQUIPMENT & SERVICES--0.2%
Precision Drilling Trust                                 4,500            36,393
OIL, GAS & CONSUMABLE FUELS--4.0%
ARC Energy Trust                                         3,225            51,332
BG Group plc                                             3,322            47,573
BP plc                                                   5,900            47,797
Canadian Oil Sands Trust                                 1,880            38,246
ConocoPhillips                                             937            49,211
El Paso Corp.                                            5,026            37,142
Enerplus Resources Fund, Series G                        1,811            41,471
Harvest Energy Trust                                     4,919            50,769
Murphy Oil Corp.                                           963            42,420
Nippon Mitsubishi Oil Corp.                             12,000            44,951
Origin Energy Ltd.                                       4,700            49,316
Penn West Energy Trust                                   2,700            39,274
Pioneer Natural Resources Co.                            1,752            35,180


                      F1 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                    SHARES            VALUE
                                               ---------------   ---------------
OIL, GAS & CONSUMABLE FUELS Continued
Provident Energy Trust                                   7,900   $        38,793
S-Oil Corp.                                                969            43,470
Santos Ltd.                                              5,400            53,474
Showa Shell Sekiyu K.K                                   6,000            49,597
Southwestern Energy Co.(1)                               1,369            47,053
                                                                 ---------------
                                                                         807,069
                                                                 ---------------
FINANCIALS--5.7%
CAPITAL MARKETS--0.4%
Deutsche Bank AG                                         1,261            45,202
Woori Investment & Securities Co. Ltd.(1)                4,920            34,860
                                                                 ---------------
                                                                          80,062
                                                                 ---------------
COMMERCIAL BANKS--2.0%
BB&T Corp.                                               1,360            40,759
Bendigo & Adelaide Bank Ltd.                             5,500            40,240
BNP Paribas SA                                             670            37,145
Credit Agricole SA                                       3,340            37,289
HBOS plc                                                28,740            40,742
HSBC Holdings plc                                        4,040            43,968
Korea Exchange Bank                                      8,820            43,289
Lloyds TSB Group plc                                    15,010            39,167
Natixis                                                 21,850            44,343
Royal Bank of Scotland Group plc (The)                  44,201            37,592
                                                                 ---------------
                                                                         404,534
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Babcock & Brown Ltd.                                    56,100             9,698
Leucadia National Corp.                                  1,816            35,503
                                                                 ---------------
                                                                          45,201
                                                                 ---------------
INSURANCE--1.8%
Fairfax Financial Holdings Ltd.                            174            49,652
Hannover Rueckversicherung AG                            1,925            44,234

                                                    SHARES            VALUE
                                               ---------------   ---------------
INSURANCE Continued
Muenchener
Rueckversicherungs-Gesellschaft AG                         364   $        49,679
Royal & Sun Alliance Insurance Group plc                21,890            51,508
Scor Se                                                  2,970            58,175
Sony Financial Holdings, Inc.                               15            44,418
Standard Life plc                                       12,690            51,756
                                                                 ---------------
                                                                         349,422
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--1.1%
CFS Retail Property Trust                               35,800            49,303
Equity Residential                                       1,396            42,480
HCP, Inc.                                                1,629            33,671
Host Hotels & Resorts, Inc.                              4,715            35,457
Macquarie Office Trust                                 255,200            50,671
                                                                 ---------------
                                                                         211,582
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE--0.2%
Hudson City Bancorp, Inc.                                2,592            43,312
HEALTH CARE--2.5%
BIOTECHNOLOGY--0.4%
Amgen, Inc.(1)                                             814            45,210
Genzyme Corp. (General Division)(1)                        669            42,829
                                                                 ---------------
                                                                          88,039
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Hospira, Inc.(1)                                         1,752            52,613
HEALTH CARE PROVIDERS & SERVICES--0.2%
Fresenius Medical Care AG                                1,074            46,992
PHARMACEUTICALS--1.6%
Abbott Laboratories                                        884            46,313
AstraZeneca plc                                          1,150            43,455
Biovail Corp.                                            5,700            48,350
Bristol-Myers Squibb Co.                                 2,372            49,100
GlaxoSmithKline plc                                      2,530            43,829
Pfizer, Inc.                                             2,753            45,232
Sanofi-Aventis SA                                          770            42,727
                                                                 ---------------
                                                                         319,006
                                                                 ---------------


                      F2 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--1.2%
AIRLINES--0.2%
Deutsche Lufthansa AG                                    3,454   $        45,631
BUILDING PRODUCTS--0.2%
Nippon Sheet Glass Co. Ltd.                             15,000            43,476
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste Industries, Inc.(1)                         4,679            50,252
CONSTRUCTION & ENGINEERING--0.2%
Daewoo Engineering & Construction
  Co. Ltd.(1)                                            6,910            38,787
MARINE--0.3%
Nippon Yusen
Kabushiki Kaisha                                        10,000            54,415
INFORMATION TECHNOLOGY--2.4%
COMMUNICATIONS EQUIPMENT--0.2%
Corning, Inc.                                            4,501            40,554
COMPUTERS & PERIPHERALS--0.2%
NEC Corp.                                               17,000            47,672
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Fuji Photo Film Co.                                      2,200            53,061
Jabil Circuit, Inc.                                      5,797            38,144
                                                                 ---------------
                                                                          91,205
                                                                 ---------------
INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc.(1)                                            3,193            41,924
IT SERVICES--0.2%
Computershare Ltd.                                       8,300            36,040
OFFICE ELECTRONICS--0.2%
Neopost SA                                                 580            41,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0 2%
Broadcom Corp., Cl. A(1)                                 2,854            43,695
SOFTWARE--0.7%
CA, Inc.                                                 2,739            46,125
Salesforce.com, Inc.(1)                                  1,575            45,077
Symantec Corp.(1)                                        3,875            46,616
                                                                 ---------------
                                                                         137,818
                                                                 ---------------
MATERIALS--0.6%
CHEMICALS--0.4%
CF Industries Holdings, Inc.                               759            39,946

                                                    SHARES            VALUE
                                               ---------------   ---------------
CHEMICALS Continued
Monsanto Co.                                               548   $        43,402
                                                                 ---------------
                                                                          83,348
                                                                 ---------------
PAPER & FOREST PRODUCTS--0.2%
MeadWestvaco Corp.                                       3,475            40,519
TELECOMMUNICATION SERVICES--2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
Brasil Telecom Participacoes SA                          7,000            57,791
CenturyTel, Inc.                                         1,941            51,553
Deutsche Telekom AG                                      3,236            44,986
Embarq Corp.                                             1,625            53,040
France Telecom SA                                        1,928            49,774
Frontier Communications Corp.                            6,406            55,860
Telstra Corp. Ltd.                                      17,800            47,393
Windstream Corp.                                         6,491            57,510
                                                                 ---------------
                                                                         417,907
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
LG Telecom Ltd.                                          6,920            50,875
SK Telecom Co. Ltd.                                        310            45,640
Softbank Corp.                                           5,000            68,118
                                                                 ---------------
                                                                         164,633
                                                                 ---------------
UTILITIES--4.3%
ELECTRIC UTILITIES--1.2%
Companhia Energetica de Minas Gerais                     3,250            51,249
CPFL Energia SA                                          3,300            47,877
Duke Energy Corp.                                        2,976            46,307
Pinnacle West Capital Corp.                              1,540            46,816
Progress Energy, Inc.                                    1,238            49,136
                                                                 ---------------
                                                                         241,385
                                                                 ---------------
ENERGY TRADERS--0.5%
AES Corp. (The)(1)                                       6,117            47,040
Tractebel Energia SA                                     6,191            51,753
                                                                 ---------------
                                                                          98,793
                                                                 ---------------


                      F3 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                    SHARES            VALUE
                                               ---------------   ---------------
GAS UTILITIES--0.2%
Nicor, Inc.                                              1,055   $        43,023
MULTI-UTILITIES--2.0%
AGL Energy Ltd.                                          5,200            52,175
Ameren Corp.(2)                                          1,502            53,441
CenterPoint Energy, Inc.                                 4,232            54,720
Consolidated Edison Co. of New York, Inc.                1,125            45,439
Integrys Energy Group, Inc.                              1,023            45,196
National Grid plc                                        4,310            44,842
RWE AG                                                     578            48,535
United Utilities Group plc                               4,330            40,355
                                                                 ---------------
                                                                         384,703
                                                                 ---------------
WATER UTILITIES--0.4%
Companhia de Saneamento Basico do Estado de
   Sao Paulo                                             4,271            44,537
Severn Trent plc                                         2,210            38,815
                                                                 ---------------
                                                                          83,352
                                                                 ---------------
Total Common Stocks
(Cost $8,053,997)                                                      6,027,824
PREFERRED STOCKS--1.3%
Aracruz Celulose SA, Cl. B, Preference                  39,000            33,174
Brasil Telecom SA, Preference                            8,200            54,562
LG Electronics, Inc., Preference(1)                      1,890            38,076
RWE AG, Preference, Non-Vtg                                777            45,643
Telemar Norte Leste SA, A Shares, Preference             2,100            54,931
Votorantim Celulose e Pape SA, Preference                4,800            26,526
                                                                 ---------------
Total Preferred Stocks
(Cost $363,375)                                                          252,912
                                                                 ---------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT OBLIGATIONS--2.5%
U.S. Treasury Bills, 0.955%, 6/4/09(3)
(Cost $497,559)                                $       500,000   $       498,638
EVENT-LINKED BONDS--11.2%
Akibare Ltd.
Catastrophe Linked Nts., Cl. A, 5.103%,
   5/22/12(4, 5, 6)                                    250,000           244,113
Champlain Ltd.
Catastrophe Linked Nts., Series A, 17.084%,
   1/7/09(4, 5, 7)                                     250,000           249,031
Eurus Ltd.
Catastrophe Linked Nts., 9.758%,
   4/8/09(4, 5)                                        250,000           243,938
Fusion 2007 Ltd.
Catastrophe Linked Nts., 8.239%,
   5/19/09(4, 5)                                       250,000           247,288
GlobeCat Ltd.
Catastrophe Linked Nts., 6.153%, 12/30/08(5)           250,000           249,538
Redwood Capital X Ltd.
Catastrophe Linked Nts., Series C, 9.07%,
   1/9/09(5, 8)                                        250,000           249,975
Successor II Ltd.
Catastrophe Linked Nts., Series CIII,
   19.565%, 4/6/10(4, 5)                               250,000           244,700
VASCO Re 2006 Ltd.
Catastrophe Linked Nts., 11.314%,
   6/5/09(4, 5)                                        250,000           250,275
Vega Capital Ltd.
Catastrophe Linked Nts., Series D, 0%,
   6/24/11(8, 9)                                       250,000           252,750
                                                                 ---------------
Total Event-Linked Bonds
(Cost $2,252,329)                                                      2,231,608
                                                                 ---------------
SHORT-TERM NOTES--26.4%
Federal National
Mortgage Assn., 2.67%, 2/23/09(3)
(Cost $5,237,168)                                    5,270,000         5,264,772


                      F4 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                    SHARES            VALUE
                                               ---------------   ---------------
INVESTMENT COMPANY--27.2%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 2.20%(10, 11)
(Cost $5,412,854)                                    5,412,854   $     5,412,854
TOTAL INVESTMENTS, AT VALUE
(COST $21,817,282)                                        98.8%       19,688,608
OTHER ASSETS NET OF LIABILITIES                            1.2           239,243
                                               ---------------   ---------------
NET ASSETS                                               100.0%  $    19,927,851
                                               ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 7 of accompanying Notes.

(3.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $716,420. See Note 6 of accompanying Notes.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,479,345 or 7.42% of the Fund's net assets as of November 30, 2008.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

(7.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 7 of accompanying Notes.

(8.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2008 was $502,725, which represents 2.52% of the Fund's net assets. See Note 9 of accompanying Notes.

(9.) Zero coupon bond reflects effective yield on the date of purchase.

(10.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                SHARES                                  SHARES
                                MAY 31,       GROSS        GROSS     NOVEMBER 30,
                                 2008       ADDITIONS   REDUCTIONS       2008
                              ----------   ----------   ----------   ------------
Oppenheimer Institutional
   Money Market Fund, Cl. E   10,460,287   25,590,088   30,637,521     5,412,854

                                 VALUE      INCOME
                              ----------   --------
Oppenheimer Institutional
   Money Market Fund, Cl. E   $5,412,854   $107,209

(11.) Rate shown is the 7-day yield as of November 30, 2008.


                      F5 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $ 9,905,472        $(38,087)
Level 2--Other Significant Observable Inputs      9,783,136         318,465
Level 3--Significant Unobservable Inputs                 --              --
                                                -----------        --------
Total                                           $19,688,608        $280,378
                                                ===========        ========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                                      CONTRACT
                                                       AMOUNT           EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                       BUY/SELL    (000S)              DATE            VALUE     APPRECIATION   DEPRECIATION
--------------------                       --------   --------       ----------------   ----------   ------------   ------------
Argentine Peso (ARP)                         Sell          800 ARP            12/3/08   $  235,864      $    --        $ 4,984
Argentine Peso (ARP)                          Buy        1,600 ARP     12/3/08-2/3/09      446,817       48,610             --
Australian Dollar (AUD)                       Buy           70 AUD    12/10/08-2/5/09       45,841           --          4,324
Brazilian Real (BRR)                         Sell          480 BRR     12/2/08-1/5/09      206,139        4,548            849
Brazilian Real (BRR)                          Buy          330 BRR            12/2/08      142,490        2,064             --
British Pound Sterling (GBP)                 Sell          170 GBP            12/2/08      261,450           --          7,470
British Pound Sterling (GBP)                  Buy          305 GBP     12/2/08-2/5/09      469,125        1,239         13,709
Canadian Dollar (CAD)                         Buy          230 CAD    12/10/08-2/5/09      185,512           --         11,940
Euro (EUR)                                   Sell          595 EUR     12/2/08-2/5/09      755,730       12,731          3,180
Euro (EUR)                                    Buy          805 EUR   12/2/08-12/10/08    1,022,673           12          7,582
Indian Rupee (INR)                            Buy       12,000 INR            1/30/09      237,581        3,617             --
Japanese Yen (JPY)                           Sell       60,200 JPY     12/2/08-2/5/09      630,642          296          2,120
Japanese Yen (JPY)                            Buy       94,000 JPY   12/2/08-12/10/08      983,768        8,897          1,567
Mexican Nuevo Peso (MXN)                     Sell        3,100 MXN           12/19/08      230,093        2,160             --


                      F6 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                      CONTRACT
                                                       AMOUNT           EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                       BUY/SELL    (000S)              DATE            VALUE     APPRECIATION   DEPRECIATION
--------------------                       --------   --------       ----------------   ----------   ------------   ------------
Mexican Nuevo Peso (MXN)                      Buy        6,400 MXN   12/19/08-1/30/09    $471,857      $    --        $ 2,370
New Taiwan Dollar (TWD)                      Sell        8,000 TWD            1/23/09     240,349           --            346
New Turkish Lira (TRY)                        Buy          400 TRY            1/26/09     249,734           584            --
Philippines Peso (PHP)                        Buy       12,000 PHP            1/26/09     244,028         8,503            --
Singapore Dollar (SGD)                       Sell          375 SGD            1/30/09     248,049           708            --
Slovakia Koruna (SKK)                        Sell        6,000 SKK            1/30/09     251,035         6,388            --
South Korean Won (KRW)                       Sell      700,000 KRW     1/30/09-2/5/09     483,346        57,709         5,654
Swiss Franc (CHF)                             Buy           35 CHF           12/10/08      28,850            --         1,052
                                                                                                       --------       -------
Total unrealized appreciation and
   depreciation                                                                                        $158,066       $67,147
                                                                                                       ========       =======

FUTURES CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                              UNREALIZED
                                                      NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                       BUY/SELL   CONTRACTS      DATE         VALUE     (DEPRECIATION)
--------------------                       --------   ---------   ----------   ----------   --------------
DAX Index                                    Sell         2         12/19/08   $  296,631     $   10,116
Euro-Bundesobligation, 10 yr.                 Buy         2          12/8/08      308,656         17,303
FTSE 100 Index                               Sell         5         12/19/08      329,658         (8,705)
Japan (Government of) Bonds, 10 yr.           Buy         3         12/10/08      437,491          4,199
NASDAQ 100 E-Mini Index                      Sell         9         12/19/08      213,480         96,479
SPI 200                                      Sell         1         12/18/08       61,170          8,017
Standard & Poor's 500 E-Mini Index           Sell        83         12/19/08    3,715,495        946,886
U.S. Treasury Bonds, 10 yr.                   Buy         4          3/20/09      483,875         13,841
U.S. Treasury Bonds, 10 yr.                  Sell         2          3/20/09      241,938         (6,922)
U.S. Treasury Bonds, 20 yr.                  Sell         4          3/20/09      509,938        (12,880)
U.S. Treasury Nts., 2 yr.                     Buy         4          3/31/09      867,250          4,236
United Kingdom Long Gilt                      Buy         2          3/27/09      359,140          2,112
                                                                                              ----------
                                                                                              $1,074,682
                                                                                              ==========

WRITTEN OPTIONS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                      NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION                    TYPE   CONTRACTS     PRICE       DATE      RECEIVED    VALUE
-----------                    ----   ---------   --------   ----------   --------   -------
British Pound Sterling (GBP)   Call     85,000     $1.505       12/2/08    $1,589    $(3,014)
British Pound Sterling (GBP)   Call     85,000      1.530       12/3/08     1,580     (1,606)
British Pound Sterling (GBP)   Call     85,000      1.535       12/5/08     1,517     (1,657)
British Pound Sterling (GBP)   Call     85,000      1.500       12/1/08     1,514     (3,240)
British Pound Sterling (GBP)    Put     85,000      1.505       12/2/08     1,589       (232)
British Pound Sterling (GBP)    Put     85,000      1.535       12/5/08     1,582     (1,187)
British Pound Sterling (GBP)    Put     85,000      1.530       12/3/08     1,580       (546)
British Pound Sterling (GBP)    Put     85,000      1.500       12/1/08     1,514        (72)


                      F7 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

WRITTEN OPTIONS: Continued

                             NUMBER OF     EXERCISE    EXPIRATION   PREMIUMS
DESCRIPTION          TYPE    CONTRACTS      PRICE         DATE      RECEIVED     VALUE
-----------          ----   ----------   -----------   ----------   --------   --------
Euro (EUR)           Call      120,000   $ 1.285         12/2/08     $ 1,788   $   (472)
Euro (EUR)           Call      120,000     1.293         12/3/08       1,842       (439)
Euro (EUR)           Call      120,000     1.274         12/5/08       1,785     (1,414)
Euro (EUR)           Call      120,000     1.277         12/1/08       1,734       (492)
Euro (EUR)            Put      120,000     1.285         12/2/08       1,788     (2,165)
Euro (EUR)            Put      120,000     1.293         12/3/08       1,842     (3,060)
Euro (EUR)            Put      120,000     1.274         12/5/08       1,846     (1,938)
Euro (EUR)            Put      120,000     1.277         12/1/08       1,734     (1,217)
Japanese Yen (JPY)   Call   18,000,000    96.500 JPY     12/2/08       2,163       (432)
Japanese Yen (JPY)   Call   18,000,000    95.400 JPY     12/5/08       2,137     (1,557)
Japanese Yen (JPY)   Call   18,000,000    95.200 JPY     12/3/08       2,084     (1,096)
Japanese Yen (JPY)   Call   18,000,000    95.900 JPY     12/1/08       2,255       (589)
Japanese Yen (JPY)    Put   18,000,000    96.500 JPY     12/2/08       2,163     (2,239)
Japanese Yen (JPY)    Put   18,000,000    95.400 JPY     12/5/08       2,241     (2,066)
Japanese Yen (JPY)    Put   18,000,000    95.200 JPY     12/3/08       2,084     (2,016)
Japanese Yen (JPY)    Put   18,000,000    95.900 JPY     12/1/08       2,255     (1,228)
                                                                     -------   --------
                                                                     $44,206   $(33,974)
                                                                     =======   ========

Exercise price is reported in U.S. Dollars (USD), except for those denoted in the following currency:

JPY Japanese Yen

INTEREST RATE SWAP CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

SWAP                      NOTIONAL                  PAID BY                      RECEIVED BY           TERMINATION
COUNTERPARTY               AMOUNT                  THE FUND                        THE FUND                DATE        VALUE
------------           --------------   ------------------------------   ---------------------------   -----------   ---------
                                        Six-Month EUR
Deutsche Bank AG          480,000 EUR   EURIBOR Reuters                  4.395%                           11/5/18    $  18,687
                                                                                                                     ---------
JPMorgan Chase Bank
NA:
                                                                         Six-Month SGD
                          910,000 SGD   3.450%                           SOR Reuters                      11/6/18      (50,029)
                                                                         Three-Month ZAR
                        3,000,000 ZAR   8.930                            JIBAR SAFEX                      11/3/18         (104)
                                        One-Month MXN
                        7,900,000 MXN   TIIE BANXICO                     9.580                           10/23/18          493
                                                                                                                     ---------
                                                                                                                       (49,640)
                                                                                                                     ---------
                                                                         Three-Month ZAR
UBS AG                  3,000,000 ZAR   8.920                            JIBAR SAFEX                      11/3/18         (104)
                                                                                                                     ---------
                                                                                                                     $ (31,057)
                                                                                                                     =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR Euro
MXN Mexican Nuevo Peso
SGD Singapore Dollar
ZAR South African Rand


                      F8 | OPPENHEIMER ABSOLUTE RETURN FUND

Abbreviations are as follows:

BANXICO Banco de Mexico
EURIBOR Euro Interbank Offered Rate
JIBAR   South Africa Johannesburg Interbank Agreed Rate
SAFEX   South African Futures Exchange
SOR     Swap Offer Rate
TIIE    Interbank Equilibrium Interest Rate

TOTAL RETURN SWAP CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

SWAP                      NOTIONAL                  PAID BY                      RECEIVED BY           TERMINATION
COUNTERPARTY               AMOUNT                  THE FUND                        THE FUND                DATE        VALUE
------------           --------------   ------------------------------   ---------------------------   -----------   ---------
Citibank NA:

                                                                         If negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                       $  153,150       of the KOSPI200 12/08 Index      of the KOSPI200 12/08 Index     12/18/08    $   8,702

                                        One-Month USD BBA LIBOR plus
                                        25 basis points and if
                                        negative, the absolute value     If positive, the Total
                                        of the Total Return of the       Return of the MSCI Daily
                                        MSCI Daily Net Emerging          Net Emerging Markets Taiwan
                          400,111       Markets Taiwan USD Index         USD Index                         8/3/09      (37,002)

                                                                         One-Month USD BBA LIBOR
                                                                         minus 50 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                                        of the MSCI Daily Gross EAFE     of the MSCI Daily Gross
                        2,060,001       USD Index                        EAFE USD Index                    5/5/09       77,790

                                                                         One-Month USD BBA LIBOR
                                                                         plus 5 basis points and if
                                                                         negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                           47,916       of the CAC 40 Market Index       of the CAC 40 Market Index       11/9/09        6,334

                                                                         One-Month USD BBA LIBOR
                                                                         plus 10 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          123,329       of the DAX 30 Index              of the DAX 30 Index              11/9/09       16,777

                                                                         One-Month USD BBA LIBOR
                                                                         plus 5 basis points and if
                                                                         negative, the absolute
                                                                         value of the Total Return
                                        If positive, the Total Return    of the FTSE 100 Market
                          372,454       of the FTSE 100 Market Index     Index                            11/9/09       42,265


                     F9 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

TOTAL RETURN SWAP CONTRACTS: Continued

SWAP                      NOTIONAL                  PAID BY                      RECEIVED BY           TERMINATION
COUNTERPARTY               AMOUNT                  THE FUND                        THE FUND                DATE        VALUE
------------           --------------   ------------------------------   ---------------------------   -----------   ---------
Citibank NA:
Continued

                                                                         One Month USD BBA LIBOR
                                                                         minus 100 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                       $  133,208       of the BOVESPA Index             of the BOVESPA Index             11/9/09    $  21,022

                                                                         One Month USD BBA LIBOR
                                                                         minus 110 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                                        of the S&P Canada                of the S&P Canada
                          275,142       (60 Index Market) Index          (60 Index Market) Index          11/9/09       49,881
                                                                                                                     ---------
                                                                                                                       185,769
                                                                                                                     ---------

                                        One-Month USD BBA LIBOR plus
                                        20 basis points and if
                                        negative, the absolute value     If positive, the Total
Deutsche Bank                           of the Total Return of a         Return of a custom equity
AG, London              2,008,935       custom equity basket             basket                           10/5/09       10,600

Goldman Sachs
International:

                                                                         If negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          257,100       of the KOSPI200 12/08 Index      of the KOSPI200 12/08 Index     12/18/08      112,335

                                                                         If negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                           75,900       of the KOSPI200 12/08 Index      of the KOSPI200 12/08 Index     12/18/08       27,645

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          614,232       of the NIKKEI 225 Index          of the NIKKEI 225 Index          5/13/09        9,565

                                                                         One-Month USD BBA LIBOR
                                                                         minus 60 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          534,318       of the S&P ASX 200 Index         of the S&P ASX 200 Index         5/11/09       42,252


                     F10 | OPPENHEIMER ABSOLUTE RETURN FUND

SWAP                      NOTIONAL                  PAID BY                      RECEIVED BY           TERMINATION
COUNTERPARTY               AMOUNT                  THE FUND                        THE FUND                DATE        VALUE
------------           --------------   ------------------------------   ---------------------------   -----------   ---------
Goldman Sachs
International:
Continued

                                                                         One-Month USD BBA LIBOR
                                                                         minus 50 basis points and
                                        If positive, the Total Return    if negative, the absolute
                                        of the S&P Canada (60 Index      value of the S&P Canada
                       $  157,049       Market) Index                    (60 Index Market) Index           1/8/09    $  14,112

                                                                         One-Month USD BBA LIBOR
                                                                         minus 25 basis points and
                                                                         if negative, the absolute
                                                                         value of the Total Return
                                        If positive, the Total Return    on the FTSE 100 Market
                           85,812       of the FTSE 100 Market Index     Index                             5/8/09        2,988

                                                                         One-Month USD BBA LIBOR
                                                                         minus 50 basis points and
                                        If positive, the Total Return    if negative, the absolute
                                        of the S&P Canada(60 Index       value of the S&P Canada
                           42,847       Market) Index                    (60 Index Market) Index           8/7/09        2,088

                                                                         One-Month USD BBA LIBOR
                                                                         minus 60 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                           22,213       of the S&P ASX 200 Index         of the S&P ASX 200 Index         9/15/09        2,634

                                        One-Month USD BBA LIBOR and
                                        if negative, the absolute        If positive, the Total
                                        value of the MSCI Daily TR Net   Return of the MSCI Daily TR
                          405,115       Belgium USD Index                Net Belgium USD Index             8/7/09      (38,341)

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                           21,368       of the NIKKEI 225 Index          of the NIKKEI 225 Index          9/11/09          358

                                                                         One-Month USD BBA LIBOR
                                                                         minus 50 basis points and
                                        If positive, the Total Return    if negative, the absolute
                                        of the S&P Canada (60 Index      value of the S&P Canada
                           32,581       Market) Index                    (60 Index Market) Index          9/11/09        2,515

                                        One-Month USD BBA LIBOR and if
                                        negative, the absolute value     If positive, the return of
                                        of the return of the MSCI        the MSCI Daily TR Net UK
                          400,008       Daily TR Net UK USD Index        USD Index                        10/6/09      (19,984)


                     F11 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

TOTAL RETURN SWAP CONTRACTS Continued

SWAP                      NOTIONAL                  PAID BY                      RECEIVED BY           TERMINATION
COUNTERPARTY               AMOUNT                  THE FUND                        THE FUND                DATE        VALUE
------------           --------------   ------------------------------   ---------------------------   -----------   ---------
Goldman Sachs
International:
Continued

                                                                         One-Month USD BBA LIBOR
                                                                         minus 60 basis points and
                                        If positive, the Total Return    if negative, the return of
                         $ 78,987       of the S&P ASX 200 INDEX         the S&P ASX 200 Index            10/9/09    $   8,292

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                           76,643       of the CAC 40 Market Index       of the CAC 40 Market Index       11/5/09        4,211

                                                                         One-Month USD BBA LIBOR
                                                                         minus 50 basis points and
                                        If positive, the Total Return    if negative, the absolute
                                        of the S&P Canada (60 Index      value of the S&P Canada (60
                          172,207       Market) Index                    Index Market) Index               1/8/09        7,832

                                                                         One-Month USD BBA LIBOR
                                                                         minus 60 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          187,833       of the S&P ASX 200 Index         of the S&P ASX 200 Index         9/11/09       17,769

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                           39,817       of the NIKKEI 225 Index          of the NIKKEI 225 Index          9/11/09          687

                                                                         One-Month USD BBA LIBOR
                                                                         minus 25 basis points and
                                                                         if negative, the absolute
                                                                         value of the Total Return
                                        If positive, the Total Return    on the FTSE 100 Market
                          165,758       of the FTSE 100 Market Index     Index                             5/8/09        7,256

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                           25,684       of the CAC 40 Market Index       of the CAC 40 Market Index       10/8/09        1,203


                     F12 | OPPENHEIMER ABSOLUTE RETURN FUND

SWAP                      NOTIONAL                  PAID BY                      RECEIVED BY           TERMINATION
COUNTERPARTY               AMOUNT                  THE FUND                        THE FUND                DATE        VALUE
------------           --------------   ------------------------------   ---------------------------   -----------   ---------
Goldman Sachs
International:
Continued

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                         $ 33,332       of the CAC 40 Market Index       of the CAC 40 Market Index       9/10/09    $   3,133

                                                                         One-Month USD BBA LIBOR
                                                                         minus 25 basis points and
                                                                         if negative, the absolute
                                                                         value of the Total Return
                                        If positive, the Total Return    of the FTSE 100 Market
                           71,366       of the FTSE 100 Market Index     Index                             5/8/09        2,561

                                                                         One-Month USD BBA LIBOR
                                                                         minus 50 basis points and
                                        If positive, the Total Return    if negative, the absolute
                                        of the S&P Canada (60 Index      value of the S&P Canada (60
                           31,738       Market) Index                    Index Market) Index              10/8/09        1,727

                                                                         One-Month USD BBA LIBOR
                                                                         minus 50 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                                        of the S&P Canada (60 Index      of the S&P Canada (60 Index
                           43,762       Market) Index                    Market) Index                     1/8/09        4,085

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          427,510       of the CAC 40 Market Index       of the CAC 40 Market Index       4/10/09       14,916

                                                                         One-Month USD BBA LIBOR
                                                                         minus 25 basis points and
                                                                         if negative, the absolute
                                                                         value of the Total Return
                                        If positive, the Total Return    of the FTSE 100 Market
                          398,961       of the FTSE 100 Market Index     Index                             5/8/09       14,512

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          206,752       of the NIKKEI 225 Index          of the NIKKEI 225 Index          8/12/09        3,316

                                                                         One-Month USD BBA LIBOR
                                                                         minus 60 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                           24,443       of the S&P ASX 200 Index         of the S&P ASX 200 Index         8/10/09        1,974


                     F13 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

TOTAL RETURN SWAP CONTRACTS: Continued

SWAP                      NOTIONAL                  PAID BY                      RECEIVED BY           TERMINATION
COUNTERPARTY               AMOUNT                  THE FUND                        THE FUND                DATE        VALUE
------------           --------------   ------------------------------   ---------------------------   -----------   ---------
Goldman Sachs
International:
Continued

                                                                         One-Month USD BBA LIBOR
                                                                         minus 15 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                         $ 88,602       of the CAC 40 Market Index       of the CAC 40 Market Index        8/6/09    $   3,910

                                        One-Month USD BBA LIBOR plus
                                        10 basis points and if
                                        negative, the absolute value     If positive, the Total
                                        of the MSCI Daily TR Net Italy   Return of the MSCI Daily TR
                          389,962       USD Index                        Net Italy USD Index               2/5/09      (16,213)
                                                                                                                     ---------
                                                                                                                       239,338
                                                                                                                     ---------

                                        One-Month USD BBA LIBOR and if
                                        negative, the absolute value
                                        of the Total Return of the       If positive, the Total
                                        MSCI Daily TR Net Spain USD      Return of the MSCI Daily
Morgan Stanley            416,444       Index                            Net Spain USD Index               6/5/09      (29,164)

UBS AG:

                                                                         If negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          252,825       of the BOVESPA Index             of the BOVESPA Index            12/17/08      (60,631)

                                                                         One-Month USD BBA LIBOR
                                                                         minus 14 basis points and
                                                                         if negative, the absolute
                                        If positive, the Total Return    value of the Total Return
                          373,462       of the DAX 30 Index              of the DAX 30 Index               5/7/09      (53,335)
                                                                                                                     ---------
                                                                                                                      (113,966)
                                                                                                                     ---------
                                                                                                                     $ 292,577
                                                                                                                     =========


                     F14 | OPPENHEIMER ABSOLUTE RETURN FUND

Abbreviations/definitions are as follows:

BBA                     British Bankers' Association

BOVESPA                 Bovespa Index that trades on the Sao Paulo Stock
                        Exchange

CAC 40 Market Index     French Options Market. The index contains 40 stocks
                        selected amoung the top 100 market capitalization and
                        the most active stocks listed on Euronext Paris and is
                        the underlying asset for options and futures contracts

DAX 30 Index            Frankfurt Stock Exchange comprised of the 30 largest and
                        most liquid issues traded on the exchange

FTSE 100 Market Index   United Kingdom 100 most highly capitalized blue chip
                        companies

KOSPI200 Korean Stock Exchange Capitalization-weighted Index made up of 200 Korean stocks

LIBOR                   London Interbank Offered Rate

MSCI                    Morgan Stanley Capital International

MSCI Daily TR Net       The MSCI Total Return Belgium Index is a free float
Belgium USD Index       adjusted market capitalization index, designed to
                        measure market equity performance in Belgium on a total
                        return basis with the reinvestment of net dividends.

MSCI Daily TR Net       The MSCI Total Return Italy Index is a free float
Italy USD Index         adjusted market capitalization index, designed to
                        measure market equity performance in Italy on a total
                        return basis with the reinvestment of net dividends.

MSCI Daily TR           The MSCI Total Return Spain Index is a free float
Net Spain USD Index     adjusted market capitalization index, designed to
                        measure market equity performance in Spain on a total
                        return basis with the reinvestment of net dividends.

MSCI Daily TR           The MSCI Total Return United Kingdom Index is a free
Net UK USD Index        float adjusted market capitalization index, designed to
                        measure market equity performance in United Kingdom on a
                        total return basis with the reinvestment of net
                        dividends.

MSCI EAFE Index         Morgan Stanley Capital International Europe, Australia
                        and Far East. A stock market index of foreign stocks
                        from the perspective of a North American investor

NIKKEI 225 Index        225 top-rated Japanese companies listed on the Tokyo
                        Stock Exchange

S&P ASX 200 Index       S&P Australian Securities Exchange. The investable
                        benchmark for the Australian equity market. The S&P/ASX
                        200 is comprised of the S&P/ASX 100 plus an additional
                        100 stocks

S&P Canada
(60 Index Market)       S&P/Toronto Stock Exchange Capitalization-weighted Index
Index                   made up of 60 Canadian stocks

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F15 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

November 30, 2008

ASSETS
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $16,404,428)                           $14,275,754
Affiliated companies (cost $5,412,854)                                5,412,854
                                                                    -----------
                                                                     19,688,608
                                                                    -----------
Cash                                                                     77,224
Unrealized appreciation on foreign currency exchange contracts          158,066
Swaps, at value                                                         566,427
Receivables and other assets:
Closed foreign currency contracts                                       171,921
Interest and dividends                                                   69,965
Investments sold                                                         11,107
Other                                                                    20,811
                                                                    -----------
Total assets                                                         20,764,129
LIABILITIES
Options written, at value (premiums received $44,206)-- see
   accompanying statement of investments                                 33,974
Unrealized depreciation on foreign currency exchange contracts           67,147
Swaps, at value                                                         304,907
Payables and other liabilities:
Closed foreign currency contracts                                       321,226
Futures margins                                                          38,087
Legal, auditing and other professional fees                              26,212
Shareholder communications                                               10,341
Trustees' compensation                                                      234
Terminated investment contracts                                           6,047
Other                                                                    28,103
                                                                    -----------
Total liabilities                                                       836,278
NET ASSETS                                                          $19,927,851
                                                                    ===========
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                          $       670
Additional paid-in capital                                           20,087,943
Accumulated net investment income                                       863,862
Accumulated net realized loss on investments and foreign
   currency transactions                                               (321,915)
Net unrealized depreciation on investments and translation of
   assets and liabilities denominated in foreign currencies            (702,709)
                                                                    -----------
NET ASSETS                                                          $19,927,851
                                                                    ===========


                     F16 | OPPENHEIMER ABSOLUTE RETURN FUND

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $19,927,851 and 670,000 shares of beneficial
   interest outstanding)                                            $     29.74
Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price)                               $     31.55

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F17 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended November 30, 2008

INVESTMENT INCOME
Interest                                                            $   157,378
Dividends:
Unaffiliated companies (net of foreign withholding
   taxes of $16,460)                                                    107,967
Affiliated companies                                                    107,209
                                                                    -----------
Total investment income                                                 372,554
                                                                    -----------
EXPENSES
Management fees                                                         101,584
Legal, auditing and other professional fees                              25,336
Shareholder communications--Class A                                       1,351
Custodian fees and expenses                                                 892
Trustees' compensation                                                      189
Other                                                                     5,255
                                                                    -----------
Total expenses                                                          134,607
Less reduction to custodian expenses                                       (749)
Less waivers and reimbursements of expenses                              (3,860)
                                                                    -----------
Net expenses                                                            129,998
NET INVESTMENT INCOME                                                   242,556
REALIZED AND UNREALIZED LOSS
Net realized gain (loss) on:
Investments:
Unaffiliated companies (including premiums on options exercised)     (1,123,981)
Closing and expiration of option contracts written                      381,660
Closing and expiration of futures contracts                             366,921
Foreign currency transactions                                        (1,217,947)
Swap contracts                                                        1,312,815
                                                                    -----------
Net realized loss                                                      (280,532)
                                                                    -----------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          (2,016,695)
Translation of assets and liabilities denominated in foreign
   currencies                                                          (576,227)
Futures contracts                                                     1,410,093
Option contracts written                                                 10,232
Swap contracts                                                          347,021
                                                                    -----------
Net change in unrealized depreciation                                  (825,576)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (863,552)
                                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F18 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS         YEAR
                                                             ENDED            ENDED
                                                       NOVEMBER 30, 2008     MAY 31,
                                                          (UNAUDITED)          2008
                                                       -----------------   -----------
OPERATIONS
Net investment income                                     $   242,556      $   677,479
Net realized gain (loss)                                     (280,532)          64,940
Net change in unrealized appreciation (depreciation)         (825,576)        (164,790)
                                                          -----------      -----------
Net increase (decrease) in net assets resulting from
   operations                                                (863,552)         577,629
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                               --          (71,697)
Distributions from net realized gain                               --         (126,576)
NET ASSETS
Total increase (decrease)                                    (863,552)         379,356
Beginning of period                                        20,791,403       20,412,047
                                                          -----------      -----------
End of period (including accumulated net investment
   income of $863,862 and $621,306, respectively)         $19,927,851      $20,791,403
                                                          ===========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F19 | OPPENHEIMER ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS
                                                             ENDED         YEAR ENDED MAY 31,
                                                       NOVEMBER 30, 2008   ------------------
CLASS A                                                   (UNAUDITED)        2008    2007(1)
-------                                                -----------------   -------   -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                        $ 31.03        $ 30.47   $ 30.00
Income (loss) from investment operations:
Net investment income(2)                                        .36           1.01       .20
Net realized and unrealized gain (loss)                       (1.65)          (.15)      .27
                                                            -------        -------   -------
Total from investment operations                              (1.29)           .86       .47
                                                            -------        -------   -------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --           (.11)       --
Distributions from net realized gain                             --           (.19)       --
                                                            -------        -------   -------
Total dividends and/or distributions to shareholders             --           (.30)       --
                                                            -------        -------   -------
Net asset value, end of period                              $ 29.74        $ 31.03   $ 30.47
                                                            =======        =======   =======
TOTAL RETURN, AT NET ASSET VALUE(3)                           (4.16)%         2.83%     1.57%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $19,928        $20,791   $20,412
Average net assets (in thousands)                           $20,312        $20,522   $20,264
Ratios to average net assets:(4)
Net investment income                                          2.38%          3.30%     2.65%
Total expenses(5)                                              1.32%          1.44%     1.62%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian expenses          1.27%          1.41%     1.62%
Portfolio turnover rate                                         180%           357%       75%

(1.) For the period from March 5, 2007 (commencement of operations) to May 31,
     2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended November 30, 2008   1.36%
Year Ended May 31, 2008              1.46%
Period Ended May 31, 2007            1.62%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F20 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Absolute Return Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of November 30, 2008, 670,000 shares of Class A were owned by the Manager and its affiliates, which represents 100% of the Fund's total shares outstanding.

     The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence


                     F21 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

     "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

     There have been no significant changes to the fair valuation methodologies during the period.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax


                     F22 | OPPENHEIMER ABSOLUTE RETURN FUND
consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.


                     F23 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     During the fiscal year ended May 31, 2008, the Fund did not utilized any capital loss carry forward to offset capital gains realized in that fiscal year. As of May 31, 2008, the Fund had available for federal income tax purposes post-October foreign currency losses of $551,429 and post-October passive foreign investment company losses of $11,289.

     As of November 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $843,250 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended November 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities          $22,021,322
Federal tax cost of other investments    (4,030,784)
                                        -----------
Total federal tax cost                  $17,990,538
                                        ===========
Gross unrealized appreciation           $ 1,739,333
Gross unrealized depreciation            (2,725,613)
                                        -----------
Net unrealized depreciation             $  (986,280)
                                        ===========

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For


                     F24 | OPPENHEIMER ABSOLUTE RETURN FUND
purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the exdividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                     F25 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the six months ended November 30, 2008 and the year ended May 31, 2008.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended November 30, 2008, were as follows:

                         PURCHASES       SALES
                        -----------   -----------
Investment securities   $15,822,007   $12,282,070

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 1.00%.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, in accordance with 12b-1 under the Investment Company Act of 1940, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan ("the Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                     F26 | OPPENHEIMER ABSOLUTE RETURN FUND

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended November 30, 2008, the Manager waived $3,860 for IMMF management fees.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or


                     F27 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. FUTURES CONTRACTS Continued

payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended November 30, 2008 was as follows:

                                    CALL OPTIONS                   PUT OPTIONS
                            ----------------------------   ---------------------------
                              NUMBER OF       AMOUNT OF      NUMBER OF      AMOUNT OF
                              CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                            -------------   ------------   -------------   -----------
Options outstanding as of
   May 31, 2008                        --    $      --                --    $      --
Options written             1,059,590,020      396,494     1,059,590,000      398,443
Options closed or expired    (405,980,000)    (217,510)     (581,355,000)    (164,149)
Options exercised            (580,790,000)    (156,996)     (405,415,000)    (212,076)
                            -------------    ---------     -------------    ---------
Options outstanding as of
   November 30, 2008           72,820,020    $  21,988        72,820,000    $  22,218
                            =============    =========     =============    =========


                     F28 | OPPENHEIMER ABSOLUTE RETURN FUND

8. SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in teh contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.

     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.


                     F29 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. SWAP CONTRACTS Continued

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Risks of total return swaps include credit, market and liquidity risk.

9. ILLIQUID SECURITIES

As of November 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

10. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                     F30 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                      13 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Caleb Wong, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded, in light of the Manager's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load flexible portfolio funds. The Board noted that the Fund's since inception performance was below its peer group median.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and flexible portfolio funds with comparable asset levels and distribution features. The Board noted that the Fund's total expenses are lower than its peer group median although its contractual and actual management fees are higher than its peer group median.

     ECONOMIES OF SCALE. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the


                      14 | OPPENHEIMER ABSOLUTE RETURN FUND

Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders at the current level of Fund assets in relation to its management fee.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      15 | OPPENHEIMER ABSOLUTE RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      16 | OPPENHEIMER ABSOLUTE RETURN FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) Not applicable.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009